Commitments and Contingent Liabilities - Summary of Detailed Information about Property Plant and Equipment (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	€ 10,411	€ 11,673
Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	19,398	21,207	€ 19,917
Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	(8,987)	(9,534)	(8,859)
Plant and equipment [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	7,378	8,411
Plant and equipment [member] | Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	14,936	16,462	15,366
Plant and equipment [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	(7,558)	(8,051)	€ (7,416)
Finance Leases [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	139	151
Finance Leases [Member] | Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	331	345
Finance Leases [Member] | Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	(192)	(194)
Finance Leases [Member] | Buildings [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	122	132
Finance Leases [Member] | Buildings [Member] | Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	206	211
Finance Leases [Member] | Buildings [Member] | Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	(84)	(79)
Finance Leases [Member] | Plant and equipment [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	17	19
Finance Leases [Member] | Plant and equipment [member] | Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	125	134
Finance Leases [Member] | Plant and equipment [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Property plant and equipment	€ (108)	€ (115)